FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
FINANCIAL ASSETS

15. FINANCIAL ASSETS

The following is an analysis of financial assets:

	As of December 31,
	2023	2022
	RMB’000	RMB’000
Unlisted financial assets	700	8,523

As of December 31, 2023 and 2022, the fair value of unlisted securities owned by the Company held in the bank amounted to RMB 700,000 and RMB 8,523,000 is determined based on the valuation determined by the Bank using inputs that are not observable in active market.

During the year ended December 31, 2022, fair value unrealized gain of unlisted financial assets was RMB 130,000.